Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital.	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Restated total equity at January 1	€ 236,540	€ 1,277,780	€ (1,557)	€ (735)	€ (297,363)	€ 1,214,665
Balance at beginning of period at Dec. 31, 2018	236,540	1,277,780	(1,557)	(735)	(297,779)	1,214,249
Change in accounting policy ( modified retrospective application IFRS 16) (IFRS 16) at Dec. 31, 2018					416	416
Net loss of the period					(95,905)	(95,905)
Other comprehensive income / loss (-)			52			52
Total comprehensive income / loss (-)			52		(95,905)	(95,853)
Share-based compensation					16,751	16,751
Exercise of subscription rights	1,935	5,870				7,805
Balance at end of period at Jun. 30, 2019	238,475	1,283,650	(1,505)	(735)	(376,518)	1,143,367
Balance at beginning of period at Dec. 31, 2019	287,282	2,703,583	(1,142)	(4,842)	(109,223)	2,875,658
Net loss of the period					(165,643)	(165,643)
Other comprehensive income / loss (-)			396	(58)		338
Total comprehensive income / loss (-)			396	(58)	(165,643)	(165,305)
Share-based compensation					39,641	39,641
Exercise of subscription rights	3,180	20,089				23,269
Balance at end of period at Jun. 30, 2020	€ 290,462	€ 2,723,671	€ (746)	€ (4,900)	€ (235,224)	€ 2,773,263